Share-based payments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Share-based payments
20.	Share-based payments
Restricted shares

a)
On July 14, 2015, the Company’s Board of Directors approved the issuance of restricted shares. The record dates for the shares issuance were July 21, 2015 and May 10, 2016. The relevant information is as follows:

Type of arrangement	Grant date	Share price on grant date (in NT$)	Number of shares (in thousands)	Contract period	Vesting condition
Restricted shares award agreement	July 21, 2015	36.1	15,752	3 years	Meet service and performance conditions
Restricted shares award agreement	May 10, 2016	30.6	1,548	3 years	Meet service and performance conditions
The restricted shares issued by the Company cannot be transferred during the vesting period, but voting right and dividend right are not restricted. Employees are required to return the shares but not required to return the dividends received if they resign during the vesting period. When the employees accomplish the years of service and performance conditions, the received restricted shares will be vested based on the vesting ratio.

b)	As of December 31, 2019, there were no outstanding restricted shares.

c)	The expenses incurred on share-based payment transactions for the year ended December 31, 2019 was NT$822 thousand.